Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	20.00%	20.00%	20.00%
Amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets	$ 674	$ 706	$ 828
Interest	1,200	966	962
Unused tax losses [Member]
Disclosure of income tax expense [Line Items]
Unused net operating losses for which no deferred tax assets have been recognized	3,084	2,803	3,525
Tax losses unrecognized deferred tax assets (before tax effect)	13,698	12,769	15,324
Deductible Temporary Differences [Member]
Disclosure of income tax expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	792	1,144	1,321
Deductible temporary differences (before tax effect) not recognized deferred tax assets.	3,557	4,930	5,682
Uncertain tax position [Member]
Disclosure of income tax expense [Line Items]
Interest	108	114	135
Penalty	0	0	0
Interest reversed	0	276	1,453
Penalty reversed	0	87	462
Exchange differences relating to interest	(41)	65	(140)
Exchange differences relating to penalty	$ (25)	$ 38	$ (63)
Singapore (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	17.00%	17.00%	17.00%
Withholding tax on dividends	0.00%	0.00%	0.00%
Thailand (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	20.00%	20.00%	20.00%
Withholding tax on dividends	10.00%	10.00%	10.00%
Australia (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	30.00%	30.00%	30.00%
The People's Republic of China (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	25.00%	25.00%	25.00%
Withholding tax on dividends	10.00%	10.00%	10.00%